Fees to Auditors - Summary of Fees to Auditors (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Auditors Remuneration [line items]
Audit fees	kr 140	kr 106	kr 105
Audit-related fees	10	8	12
Tax fees	8	10	21
Other fees	3	7	12
Total	161	131	150
Deloitte [member]
Auditors Remuneration [line items]
Audit fees	132	97
Audit-related fees	9	8
Tax fees	2	4
Other fees	1	5
Total	144	114
Others [member]
Auditors Remuneration [line items]
Audit fees	8	9	9
Audit-related fees	1
Tax fees	6	6	11
Other fees	2	2	6
Total	kr 17	kr 17	26
PwC [member]
Auditors Remuneration [line items]
Audit fees			96
Audit-related fees			12
Tax fees			10
Other fees			6
Total			kr 124